Customer deposits	12 Months Ended
Dec. 31, 2018
Customer deposits
Customer deposits

19. Customer deposits

The breakdown by classification, type and currency of the balance of Customer deposits is as follows:

	12/31/2017	12/31/2018

Classification:
Other financial liabilities at fair value through profit or loss	81,790	65,369
Financial liabilities at amortized cost	608,776	646,089
	690,566	711,458
Type:
Repurchase agreements	81,790	65,369
Demand deposits:
Current accounts	422,028	443,223
Other deposits	26,230	25,904
Of which:
Collateral received for OTC derivatives transactions (Note 31)	13,867	9,874
Others	12,363	16,030
Time deposits:
Fixed-term deposits	159,464	175,642
Accrued interest	1,054	1,320
	690,566	711,458
Currency:
Peso	584,637	601,185
USD	105,929	110,120
Other currencies	—	153
	690,566	711,458

As of December 31, 2017 and 2018, customer deposits of 13,867 million pesos and 9,874 million pesos, respectively, have been received in connection with OTC derivatives transactions (see Note 31).

Note 44.a includes a breakdown of the remaining maturity periods of Customer deposits. In addition, Note 44.d contains the fair value amounts of these liabilities classified as Customer deposits - Financial liabilities at amortized cost.